EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE

13. EARNINGS PER SHARE

On December 30, 2011, we completed the conversion of our outstanding Class L Common Stock into shares of Class A Common Stock and thereafter the reclassification of all of our Class A Common Stock as a single class of Common Stock. As a result, earnings per share calculations in 2012 and future periods will be presented as a single class of Common Stock.

Through December 30, 2011, we had two classes of common stock (Class L stock and Class A stock) outstanding. Each Class L share was entitled to a priority return preference equal to the sum of (x) $90 per share base amount plus (y) an amount sufficient to generate a 12% internal rate of return on that base amount from the date of the Recapitalization until the priority return preference was paid in full or converted to Class A shares. Each Class L share also participated in any equity appreciation beyond the priority return on the same per share basis as the Class A shares. Class A shares participated in the equity appreciation after the Class L priority return was satisfied.

The Class L stock was considered a participating stock security requiring use of the “two-class” method for the computation of basic net income (loss) per share in accordance with ASC 260 Earnings Per Share. Losses were not allocated to the Class L stock in the computation of basic earnings per share as the Class L stock was not obligated to share in losses.

Prior to the Conversion, basic earnings per share (“EPS”) excluded the effect of common stock equivalents and was computed using the “two-class” computation method, which divided earnings attributable to the Class L preference from total earnings. Any remaining income or loss was attributed to the common shares.

Diluted earnings per share reflects the potential dilution that could result if options or other contingently issuable shares were exercised or converted into common stock and notional shares from the Deferred Compensation Plan were granted. Diluted earnings per common share assumes the exercise of stock options using the treasury stock method.

(Amount in thousands)	Year Ended December 31, 2011
Net income	$127,493
Less: accretion of Class L Shares	171,567

Net loss attributable to common stock	(44,074)
Income attributable to Class L Shares	171,567

	Year Ended December 31,
(Amounts in thousands, except per share amounts)	2013	2012	2011
Earnings (loss) per common share:
Basic Class L			$17.18
Basic common	$1.82	$2.04	$(4.01)
Diluted Class L			$16.48
Diluted common	$1.78	$1.98	$(4.01)
Weighted average number of shares outstanding:
Basic Class L			9,984
Basic common	78,875	61,528	10,989
Dilutive impact of stock options:
Class L shares			424
Common shares	1,443	1,995	—
Diluted Class L shares			10,408
Diluted common shares	80,318	63,523	10,989

Diluted earnings per share are computed using the weighted-average number of common shares and dilutive potential common shares outstanding during the period. Dilutive potential common shares result from the assumed exercise of outstanding stock options, by application of the treasury stock method that have a dilutive effect on earnings per share. At December 31, 2013 and 2012, 713,662 and 2,681,313, stock options were outstanding, respectively, with an exercise price equal to or exceeding the market value of our common stock that were therefore excluded from the computation of shares contingently issuable upon exercise of the options. At December 31, 2011, for purposes of calculating the diluted earnings per share for the common shares, 315,563 options outstanding to purchase common shares were excluded from the computation of diluted common shares outstanding as the income allocable to the common shares was a loss, therefore the effect was anti-dilutive.